Annual Operating Expenses - FidelityManagedRetirementFunds-KComboPRO - FidelityManagedRetirementFunds-KComboPRO - Fidelity Managed Retirement 2030 Fund - Fidelity Managed Retirement 2030 Fund - Class K
	Sep. 28, 2024
Operating Expenses:
Management fee	0.38%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.38%

[1]	A Adjusted to reflect current fees.